Consolidated Statement of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 2,098	$ 2,527,731	$ 12,819,116	$ 6,089,361		$ (15,692,648)	$ 5,745,658		$ 5,745,658
Balance (in Shares) at Dec. 31, 2009	20,982,860	4,820,000	6,567,006
Net income (loss)						(1,783,187)	(1,783,187)	(16,978)	(1,800,165)
Stock-based compensation				589,868			589,868		589,868
Series A preferred stock dividend paid in common stock	25	(390,955)		390,930
Series A preferred stock dividend paid in common stock (in Shares)	252,625
Series A Preferred dividends		390,955		(390,955)
Minority interest in Winona County								86,128	86,128
Common stock purchased pursuant to stock repurchase plan					(73,926)		(73,926)		(73,926)
Balance at Dec. 31, 2010	2,123	2,527,731	12,819,116	6,679,204	(73,926)	(17,475,835)	4,478,413	69,150	4,547,563
Balance (in Shares) at Dec. 31, 2010	21,235,485	4,820,000	6,567,006
Net income (loss)						3,034,108	3,034,108	7,897	3,042,005
Stock-based compensation				375,451			375,451		375,451
Series A preferred stock dividend paid in common stock	23	(207,542)		207,519
Series A preferred stock dividend paid in common stock (in Shares)	224,104
Series A preferred stock dividend paid in cash		(183,413)					(183,413)		(183,413)
Issuance of common stock upon conversion of Series B Preferred Stock	60		(1,426,713)	1,426,653
Issuance of common stock upon conversion of Series B Preferred Stock (in Shares)	600,214		(600,214)
Series A Preferred dividends		390,955		(207,542)		(183,413)
Dividends on subsidiary preferred stock paid in cash						(490)	(490)		(490)
Dividends paid on preferred membership interests in wind farms						(25,184)	(25,184)		(25,184)
Capital contributions to consolidated entities by noncontrolling interests								1,319,756	1,319,756
Reclassification of prior noncontrolling interest due to acquisition				69,150			69,150	(69,150)
Common stock purchased pursuant to stock repurchase plan					(145,039)		(145,039)		(145,039)
Balance at Dec. 31, 2011	2,206	2,527,731	11,392,403	8,550,435	(218,965)	(14,650,814)	7,602,996	1,327,653	8,930,649
Balance (in Shares) at Dec. 31, 2011	22,059,803	4,820,000	5,966,792
Net income (loss)						(472,694)	(472,694)	58,491	(414,203)
Stock-based compensation				46,412			46,412		46,412
Series A preferred stock dividend paid in common stock	14	(98,542)		98,528
Series A preferred stock dividend paid in common stock (in Shares)	135,175
Series A Preferred dividends		97,471		(97,471)
Dividends on subsidiary preferred stock paid in cash						(4,050)	(4,050)		(4,050)
Dividends paid on preferred membership interests in wind farms						(75,554)	(75,554)		(75,554)
Balance at Mar. 31, 2012	$ 2,220	$ 2,526,660	$ 11,392,403	$ 8,597,904	$ (218,965)	$ (15,203,112)	$ 7,097,110	$ 1,386,144	$ 8,483,254
Balance (in Shares) at Mar. 31, 2012	22,194,978	4,820,000	5,966,792